Derivative financial Instruments - Schedule of Maturity of Financial Instruments (Details) - Cash flow hedges - Cross-currency swaps - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Total	$ 1,205,427	$ 1,303,388
Due within 1 year
Disclosure of detailed information about hedging instruments [line items]
Total	454,581	643,464
Over 1 to 2 years
Disclosure of detailed information about hedging instruments [line items]
Total	303,441	206,496
Over 2 to 5 years
Disclosure of detailed information about hedging instruments [line items]
Total	418,137	409,742
More than 5 years
Disclosure of detailed information about hedging instruments [line items]
Total	$ 29,268	$ 43,686